                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM 10-D

                                -----------------

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from August 1, 2007 to August 31, 2007

                                -----------------
                                  333-132320-06
                   (COMMISSION FILE NUMBER OF ISSUING ENTITY)
                    HONDA AUTO RECEIVABLES 2007-2 OWNER TRUST
             (EXACT NAME OF ISSUING ENTITY SPECIFIED IN ITS CHARTER)

                                   333-132320
                      (COMMISSION FILE NUMBER OF DEPOSITOR)
                        AMERICAN HONDA RECEIVABLES CORP.
              (EXACT NAME OF DEPOSITOR AS SPECIFIED IN ITS CHARTER)

                       AMERICAN HONDA FINANCE CORPORATION
               (EXACT NAME OF SPONSOR AS SPECIFIED IN ITS CHARTER)

                 DELAWARE                                 74-6555935
                                             -----------------------------------
(STATE OR OTHER JURISDICTION OF ORGANIZATION (I.R.S EMPLOYER IDENTIFICATION NO.)
           OF THE ISSUING ENTITY)

   C/O AMERICAN HONDA RECEIVABLES CORP.
           20800 MADRONA AVENUE
               TORRANCE, CA
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES OF                  90503
           THE ISSUING ENTITY)                           (ZIP CODE)

                                 (310) 972-2511
                     (TELEPHONE NUMBER, INCLUDING AREA CODE)

--------------------------------------------------------------------------------

Title of Class   Registered/reporting pursuant to (check one)  Name of exchange
                 Section 12(b)  Section 12(g)  Section 15(d)  (If Section 12(b))
  Class A-1          [___]          [___]          [ X ]            [___]
  Class A-2          [___]          [___]          [ X ]            [___]
  Class A-3          [___]          [___]          [ X ]            [___]
  Class A-4          [___]          [___]          [ X ]            [___]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [ ]

PART I - DISTRIBUTION INFORMATION

ITEM 1.  DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2007-2 Owner Trust is set
forth in the Servicer's Certificate and Monthly Servicer Report for the
September 21, 2007 distribution date, attached as Exhibit 99.1.

PART II - OTHER INFORMATION

ITEM 9.  EXHIBITS.

Exhibit 99.1 - Servicer's Certificate and Monthly Servicer Report

                                      - 2 -

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                     HONDA AUTO RECEIVABLES 2007-2 OWNER TRUST

                                     BY:
                                     AMERICAN HONDA FINANCE CORPORATION, AS
                                     SERVICER

                                     By: /s/ Paul Honda
                                        ----------------------------------------
                                     Mr. Paul Honda

Date: September 21, 2007             Assistant Vice President, Assistant
                                     Secretary and Compliance Officer

                                     - 3 -

EXHIBIT INDEX

EXHIBIT            DESCRIPTION
------             -----------
99.1               Servicer's Certificate and Monthly Servicer Report for
                   September 21, 2007 distribution date

                                     - 4 -